Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Current Taxes
Consolidated	12/31/2025	12/31/2024	12/31/2023
Profit before income tax and social contribution	232,651	239,430	200,229
Total income tax and social contribution charge at current rates (34%)	(79,078)	(81,406)	(68,078)
Effect of additions and deductions on the calculation of taxes:
Permanent additions/(exclusions)	(189)	1,359	169
Current year temporary differences for which no deferred tax assets are recognized	575	187	(104)
Other (1)	21,114	34,100	22,868
Income tax and social contribution in the years	(57,578)	(45,760)	(45,145)
Effective rate	24.7%	19.1%	22.5%
Deferred income tax and social contribution	(32,459)	(12,199)	6,349
Current income tax and social contribution	(25,119)	(34,873)	(52,529)
Income tax and social contribution for prior years (2)	-	1,312	1,035
Income tax and social contribution in the years	(57,578)	(45,760)	(45,145)

(1)	Basically includes: (i) adjustment for the different rates of non-financial companies taxed based on the presumed profit (BR Partners Gestão de Recursos Ltda., BR Partners Mercados de Capitais Ltda., BR Partners Assessoria em Soluções de Capital Ltda., BR Partners Corretora de Seguros Ltda. and BR Partners Assessoria Financeira Rio de Janeiro Ltda.); and (ii) tax rate difference of subsidiaries.
(2)	Adjustment of tax payments for previous periods.

Schedule of Deferred Taxes
	12/31/2024	Constitution	Realization / (Write-off)	12/31/2025
Temporary differences	33,178	10,272	(29,946)	13,504
Adjustment to fair value of financial assets recorded in other comprehensive income	7,626	13,750	(12,502)	8,874
Tax loss and negative basis of social contribution	54,835	52,153	(36,941)	70,047
Total deferred tax assets	95,639	76,175	(79,389)	92,425
Deferred tax obligations on fair value of financial assets and other	148,099	87,706	(59,709)	176,096
Total deferred tax liabilities	148,099	87,706	(59,709)	176,096
Total net deferred tax assets (liabilities)	(52,460)	(11,531)	(19,680)	(83,671)
	12/31/2023	Constitution	Realization / (Write-off)	12/31/2024
Temporary differences	19,282	32,126	(18,230)	33,178
Adjustment to fair value of financial assets recorded in other comprehensive income	2,887	9,654	(4,915)	7,626
Tax loss and negative basis of social contribution	3,060	67,205	(15,430)	54,835
Total deferred tax assets	25,229	108,985	(38,575)	95,639
Deferred tax obligations on fair value of financial assets and other	70,228	102,225	(24,354)	148,099
Total deferred tax liabilities	70,228	102,225	(24,354)	148,099
Total net deferred tax assets (liabilities)	(44,999)	6,760	(14,221)	(52,460)